14. Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

Property, plant and equipment consisted of the following:

	December 31,	December 31,
	2018	2017
Photovoltaic solar systems	$24,375	$25,561
Furniture, fixtures and equipment	517	521
Automobile	489	541
Computers	1,177	1,180
Leasehold improvements	188	110
	26,746	27,913
Less: accumulated depreciation	(5,505)	(4,430)
	21,241	23,483
Less: impairment	(91)	(91)
	$21,150	$23,392